To State Street Bank and Trust Company, Owner Trustee of
College and University Facility Loan Trust Two:

In planning and performing our audit of the financial statements of College and University Facility Loan Trust Two (a Massachusetts business trust) for the year ended November 30, 1995, we considered its internal control structure, including procedures for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on the internal control structure.

The management of College and University Facility Loan Trust Two is responsible for establishing and maintaining an internal control structure. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of internal control structure policies and procedures. Two of the objectives of an internal control structure are to provide management with reasonable, but not absolute, assurance that assets are safeguarded against loss from unauthorized use or disposition and transactions are executed in accordance with management's authorization and recorded properly to permit preparation of financial statements in conformity with generally accepted accounting principles.

Because of inherent limitations in any internal control structure, errors or irregularities may occur and may not be detected. Also, projection of any evaluation of the structure to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of the internal control structure would not necessarily disclose all matters in the internal control structure that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of the specific internal control structure elements does not reduce to a relatively low level the risk that errors or irregularities in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving the internal control structure, including procedures for safeguarding securities, that we consider to be material weaknesses as defined above as of November 30, 1995.

This report is intended solely for the information and use of the Owner Trustee and the Securities and Exchange Commission.


Boston, Massachusetts
December 29, 1995

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                              FINANCIAL STATEMENTS
                             AS OF NOVEMBER 30, 1995

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To State Street Bank and Trust Company (Owner Trustee):

We have audited the accompanying balance sheet of College and University Facility Loan Trust Two (a Massachusetts business trust), including the schedule of investments, as of November 30, 1995, and the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the selected financial highlights for each of the periods presented. These financial statements and the selected financial highlights are the responsibility of the Owner Trustee. Our responsibility is to express an opinion on these financial statements and the selected financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the selected financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the Loans and Investments as of November 30, 1995 by correspondence with General Electric Capital Corporation and Morgan Guaranty Trust Company, respectively. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the selected financial highlights referred to above present fairly, in all material respects, the financial position of College and University Facility Loan Trust Two as of November 30, 1995, and the results of its operations and its cash flows for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the selected financial highlights for the periods presented, in conformity with generally accepted accounting principles.


Boston, Massachusetts
December 29, 1995

                                                          College and University
                                                         Facility Loan Trust Two

                                                                   Balance Sheet

================================================================================

November 30,                                                                            1995
============================================================================================
Assets

Investments, at amortized cost, net of allowance for possible loan
 losses of $632,376 (Notes 1, 2, 6, 7 and 8 and Schedule of Investments)        $228 364 172
Cash                                                                                 135 720
Interest receivable                                                                2 185 337
Deferred bond issuance costs (Note 2)                                              1 144 240
--------------------------------------------------------------------------------------------

      Total assets                                                              $231 829 469
============================================================================================

Liabilities

Bonds payable, net of unamortized discount (Notes 3 and 8)                      $202 673 928
Interest payable (Note 3)                                                          5 380 114
Dividends payable (Note 5)                                                           760 849
Payable for redemption of Class A Preferred Certificates (Note 5)                    613 791
Accrued expenses and other liabilities                                               541 904
--------------------------------------------------------------------------------------------

      Total liabilities                                                          209 970 586
--------------------------------------------------------------------------------------------

Net Assets

Class A Preferred Certificates, par value $1 - authorized and outstanding -
 10,534,185 certificates (preference as to annual dividends of 13.65%,
 mandatory redemption and liquidation at par value) (Note 5)                      10 534 185
--------------------------------------------------------------------------------------------

Class B Certificates, par value $1 - authorized, issued
 and outstanding - 1,763,800 certificates (Note 5)                                 1 763 800
Accumulated deficit                                                                 (632 376)
Paid-in capital (Note 2)                                                          10 193 274
--------------------------------------------------------------------------------------------

      Total net assets applicable to Class B certificateholders                   11 324 698
--------------------------------------------------------------------------------------------

      Total net assets                                                          $ 21 858 883
============================================================================================

      Net asset value per Class B certificate
       (based on 1,763,800 certificates outstanding)                                   $6.42
============================================================================================

   The accompanying notes are an integral part of these financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                                         Statement of Operations

================================================================================

Year Ended November 30,                                                    1995
================================================================================

Investment income:
   Interest income (Note 2)                                         $23 254 159
--------------------------------------------------------------------------------
Expenses:
   Interest expense (Note 3)                                         19 270 352
   Amortization of deferred bond issuance costs (Note 2)                196 213
   Servicer fees (Note 4)                                               263 348
   Trustee fees (Note 4)                                                 71 348
   Other trust and bond administration expenses                         167 486
================================================================================

      Total expenses                                                 19 968 747


      Net investment income                                           3 285 412

Provision for possible loan losses (Notes 2 and 6)                     (430 000)
--------------------------------------------------------------------------------

      Net increase in net assets resulting from operations            2 855 412

Dividends to Class A Preferred Certificateholders                     1 570 140
--------------------------------------------------------------------------------

      Net increase in net assets applicable to Class B
       certificateholders resulting from operations                 $ 1 285 272
================================================================================

   The accompanying notes are an integral part of these financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                                         Statement of Cash Flows

================================================================================

Year Ended November 30,                                                    1995
================================================================================

Cash flows from operating activities:
   Interest received                                             $   11 352 057
   Interest paid                                                    (11 538 508)
   Operating expenses paid                                             (113 432)
--------------------------------------------------------------------------------

         Net cash used for operating activities                        (299 883)
--------------------------------------------------------------------------------

Cash flows from investing activities:
   Net decrease in funds held under investment agreements             3 733 359
   Principal payments on Loans                                       28 580 687
--------------------------------------------------------------------------------

         Net cash provided by investing activities                   32 314 046
--------------------------------------------------------------------------------

Cash flows from financing activities:
   Principal repayments on Bonds                                    (27 929 806)
   Dividends on Class A Preferred certificates                       (1 728 724)
   Redemptions of Class A Preferred certificates                     (2 323 573)
--------------------------------------------------------------------------------

         Net cash used for financing activities                     (31 982 103)
--------------------------------------------------------------------------------

Net increase in cash                                                     32 060

Cash, beginning of year                                                 103 660
--------------------------------------------------------------------------------

Cash, end of year                                                $      135 720
================================================================================

Reconciliation of net increase in net assets resulting from
 operations to net  cash used for operating activities:
   Net increase in net assets resulting from operations          $    2 855 412
   Provision for possible loan losses                                   430 000
   Decrease in interest receivable                                      190 062
   Increase in accrued expenses and other liabilities                   388 749
   Decrease in interest payable                                        (558 596)
   Amortization of original issue discount on Bonds                   8 290 441
   Amortization of purchase discount on Loans                       (12 092 164)
   Amortization of deferred Bond issuance costs                         196 213
--------------------------------------------------------------------------------

         Net cash used for operating activities                  $     (299 883)
================================================================================

   The accompanying notes are an integral part of these financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                             Statements of Changes in Net Assets
                                                                    (Note 2 (f))

================================================================================

Years Ended November 30,                                                     1995                 1994
======================================================================================================
From operations:
   Net investment income                                              $ 3 285 412          $ 3 703 625
   Provision for possible loan losses                                    (430 000)            (200 000)

Dividends to certificateholders:
   Class A Preferred Certificateholders
    ($.1365 per certificate annually)
      From net investment income                                         (760 849)            (451 416)
      As tax return of capital                                           (809 291)          (1 419 557)
------------------------------------------------------------------------------------------------------

      Net increase in net assets applicable to Class B
       certificateholders resulting from operations                     1 285 272            1 632 652
------------------------------------------------------------------------------------------------------

Capital certificate transactions (Note 5):
   Redemptions of Class A Preferred certificates (1,323,566 and
    2,084,217 certificates in 1995 and 1994, respectively)             (1 323 566)          (2 084 217)
------------------------------------------------------------------------------------------------------

      Net decrease in net assets resulting from
       capital certificate transactions                                (1 323 566)          (2 084 217)
------------------------------------------------------------------------------------------------------

Net decrease in net assets                                                (38 294)            (451 565)

Net assets:
   Beginning of year                                                   21 897 177           22 348 742
------------------------------------------------------------------------------------------------------

   End of year                                                        $21 858 883          $21 897 177
======================================================================================================


   The accompanying notes are an integral part of these financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                          Selected Financial Highlights for Each
                                                 Class B Certificate Outstanding
                                                Throughout the Periods Indicated
                                                                 (Notes 1 and 5)

================================================================================

Years Ended November 30,                      1995            1994            1993             1992            1991
=====================================================================================================================
Net asset value, beginning of year           $ 5.69          $ 4.77          $ 3.79           $ 2.90          $ 1.99
---------------------------------------------------------------------------------------------------------------------

Net investment income                          1.86            2.09            2.15             2.12            2.24

Provision for possible loan losses             (.24)           (.11)              -                -            (.10)

Dividends to Class A Preferred
 Certificateholders:
   From net investment income                  (.43)           (.26)          (1.17)           (1.23)          (1.23)
   As tax return of capital                    (.46)           (.80)               -                -               -
---------------------------------------------------------------------------------------------------------------------

Net asset value, end of year                 $ 6.42          $ 5.69          $ 4.77           $ 3.79           $2.90
=====================================================================================================================


Total investment return (a)                     N/A             N/A             N/A              N/A             N/A

Net assets applicable to
 Class A Preferred
 Certificates, end of year               $10 534 185     $11 857 751     $13 941 968      $15 435 727     $15 879 192

Net assets applicable to Class
 B Certificates, end of year             $11 324 698     $10 039 426     $ 8 406 774      $ 6 677 348     $ 5 109 590
=====================================================================================================================

Ratios and Supplemental Data:

   Ratio of expenses to average
    net assets applicable to
    Class B Certificates                     186.94%(b)      237.22%(b)      311.15%(b)       419.67%(b)      608.00%(b)

   Ratio of net investment income
    to average net assets applicable
    to Class B Certificates                   30.76%          40.16%          50.29%           63.33%          91.35%

   Number of Class B Certificates
    outstanding, end of year               1 763 800       1 763 800       1 763 800        1 763 800       1 763 800

(a)   The Trust's investments are recorded at amortized cost as discussed in
      Note 2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total Investment Return" and has not included information under that heading.

(b) Excluding interest expense, the ratio of expenses to average net assets applicable to Class B Certificates was 6.54%, 7.28%, 11.11%, 15.74% and 24.54% in 1995, 1994, 1993, 1992 and 1991, respectively.

   The accompanying notes are an integral part of these financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

1. Organization
   and Business    College and University Facility Loan Trust Two (the Trust)
                   was formed on March 11, 1988 as a business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by The First National Bank of Boston (the Owner
                   Trustee), not in its individual capacity but solely as Owner
                   Trustee. During 1995, State Street Bank and Trust Company replaced The First National Bank of Boston as the Owner
                   Trustee. The Trust is registered under the Investment Company
                   Act of 1940 (as amended) as a diversified, closed-end, management investment company.

                   The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on May 12, 1988 (the Closing Date) and issued Bonds in four tranches in the aggregate principal amount (at maturity) of $450,922,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by or previously assigned to the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to The First National Bank of Chicago (The Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.18% and a weighted average remaining term to maturity of approximately 18.77 years. Payments on the Loans, pending semiannual bond payment dates, are managed by the Bond Trustee in various fund accounts and are invested under investment contracts (Note 2) as specified in the Indenture.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements
================================================================================

1. Organization
   and Business
   (Concluded)     All payments on the Loans and earnings under the investment agreements and any required transfers from the Expense and Liquidity Funds are deposited to the credit of the Revenue
                   Fund held by the Bond Trustee as defined within, and in accordance with, the Indenture. On each bond payment date, amounts on deposit to the credit of the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense
                   Fund to the Expense Fund Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date will be used to further pay down the Bonds to the extent of the maximum principal distribution amount, after which any residual amounts are paid to the certificateholders in the order of priority discussed in Note 5.

                   On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust. This transaction was accounted for using the purchase method of accounting, resulting in a new measurement of the Trust's net assets.

2. Summary of
   Significant
   Accounting
   Policies        (a) College and University Facility Loans

                   The Loans were purchased and recorded at a discount below par. Pursuant to a "no-action letter" that the Trust received from the Securities and Exchange Commission, the Loans, included in Investments in the accompanying balance sheet, are being accounted for under the amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. The remaining balance of the purchase discount on the Loans as of November 30, 1995 was approximately $101,639,000. As a result of prepayments of Loans in the year ended November 30, 1995, additional interest income of approximately $313,000 was recognized.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

2. Summary of
   Significant
   Accounting
   Policies
   (Continued)     (a) College and University Facility Loans (Continued)

                   The Trust's policy is to discontinue the accrual of interest on Loans for which payment of principal or interest is 180 days or more past due or for such other Loans as considered necessary by management if collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is recorded when received. Payments are applied to interest first with the balance, if any, applied to principal. At November 30, 1995, one loan has been placed on nonaccrual status, as discussed in Note 6.


                   (b) Other Investments

                   Other investments, which are included in Investments on the accompanying balance sheet, consist of two investment agreements issued by Morgan Guaranty Trust Company, bearing fixed rates of interest of 7.05% and 7.75%. These investments may take the form of repurchase agreements (the underlying collateral of which shall be as to form and substance acceptable to each nationally recognized statistical rating agency that rates the Bonds), time deposits or other lawful investments at the bank's option. These investments are carried at cost.

                   (c) Federal Income Taxes

                   It is the Trust's policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

                   For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

2. Summary of
   Significant
   Accounting
   Policies
   (Continued)     (d) Deferred Bond Issuance Costs

                   Deferred Bond issuance costs are being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. When Loan prepayments occur, a portion of the deferred issuance costs is expensed in the year of the prepayment, so that the future effective interest rate remains unchanged.

                   (e) Accounting for Impairment of a Loan and Allowance for Possible Loan Losses

                   The Financial Accounting Standards Board issued Statement of Financial Accounting Standards (SFAS) No. 114, Accounting by Creditors for Impairment of a Loan, as amended by SFAS No. 118 (hereafter collectively referred to as SFAS 114). SFAS 114 requires that impaired loans, as defined, be measured based on the present value of the expected future cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent. The Trust adopted this statement as of December 1, 1994. The adoption of this statement did not have a material effect on the financial position or results of operations of the Trust.

                   Management is responsible for establishing an allowance for possible loan losses based on its best estimate of losses that might occur. Ultimate losses may vary from the current estimate. This estimate is reviewed periodically, and as a provision to the allowance for possible loan losses becomes necessary, it is reported in the period in which it becomes known. Allowances are established for those loans that, in the opinion of management, are deemed to be impaired and potentially uncollectible.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

2. Summary of
   Significant
   Accounting
   Policies
   (Concluded)      (e) Accounting for Impairment of a Loan and Allowance for
                   Possible Loan Losses (Continued)

                   The allowance for possible loan losses is based on management's evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. Factors considered in evaluating the adequacy of the allowance include previous loss experience, current economic conditions and their effect on borrowers, the performance of individual Loans in relation to contract terms, adverse situations that may affect the borrower's ability to pay and the estimated fair values of collateral.

                   The factors discussed above are inherently difficult to predict. Accordingly, the final outcome of these estimates and the ultimate realization of amounts on certain Loans may vary significantly from the amounts reflected in the accompanying financial statements.

                   (f) Presentation of Capital Distributions

                   On December 1, 1993, the Trust prospectively adopted the provisions of American Institute of Certified Public Accountants Statement of Position 93-2, "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" (SOP 93-2). SOP 93-2 requires the Trust to report distributions that are in excess of tax basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax basis.

                   As all tax earnings and profits have been distributed, accumulated undistributed net investment income has been reclassified as paid-in capital. This reclassification results from permanent book and tax differences, such as the receipt of tax-exempt interest income on certain loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. This reclassification had no impact on the net investment income or net assets of the Trust.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements
================================================================================

3. Bonds    The Bonds outstanding at November 30, 1995 consist of the following:

                                         Outstanding     Unamortized
             Interest                     Principal        Discount      Carrying Value
   Type        Rate    Stated Maturity     (000s)           (000s)            (000s)
=======================================================================================

Sequential    4.00 %   June 1, 1999        $ 43 675        $ 1 274          $ 42 401
Sequential    4.00     June 1, 2002          75 961         11 048            64 913
Sequential    4.00     June 1, 2018         149 370         54 010            95 360
---------------------------------------------------------------------------------------

                                           $269 006        $66 332          $202 674
=======================================================================================

                   Interest on the Bonds is payable semiannually. On December 1, 1995, the Trust made a principal payment of $14,592,000 on the sequential 4%, June 1, 1999 bonds.

                   Principal payments on the Bonds will be made prior to the respective stated maturities on each bond payment date in an amount equal to the lesser of either (1) amounts available in the Revenue Fund after certain required payments of interest and principal (at the stated maturity of the Bonds) and, administrative expenses after required transfers to the Expense Fund and the Liquidity Fund (such that the amounts on deposit are equal to the Expense Fund Requirement and the Liquidity Fund Requirement, respectively), or (2) the Maximum Principal Distribution Amount, as defined within the Indenture. These principal payments will be applied to each class of Bonds in the order of their stated maturities, so that no payment of principal will be made on the Bonds of any class until all Bonds having an earlier stated maturity have been paid in full.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements
================================================================================

3. Bonds
  (Concluded)      The estimated aggregate principal payments on the Bonds at
                   November 30, 1995, after taking into consideration actual
                   Loan prepayments, Defaulted Loans and the Maximum Principal
                   Distribution Amount, as defined in the Indenture, are as follows:

                   Fiscal Year                                            Amount
                                                                          (000s)
                   =============================================================

                   1996                                                 $ 24 920
                   1997                                                   23 593
                   1998                                                   22 715
                   1999                                                   21 318
                   2000                                                   20 101
                   Thereafter                                            156 359
                   -------------------------------------------------------------

                   Total                                                $269 006
                   =============================================================

                   Actual Bond principal payments may differ from estimated payments because borrowers may prepay or default on their obligations. The Bonds are not subject to optional redemption by either the Trust or the bondholders.

                   In the event of negative cash flows, a Liquidity Fund has been established and maintained such that, on or before such payment date, the Liquidity Fund may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.

                   The original issue discount is being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. Accordingly, loan prepayments have the effect of accelerating bond payments. When Bond payments occur sooner than estimated payments, a portion of the original issue discount is expensed in the year of prepayment, so that the future effective interest rate remains unchanged.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

4. Administrative
   Agreements      (a) Servicer

                   As compensation for the services provided under the servicing agreement, General Electric Capital Corporation (GECC) receives a collection fee. The fee is paid semiannually with respect to each Loan on each date payments are received on each Loan. The fee is equal to .075 of 1% of the outstanding principal balance of each Loan divided by the number of payments of principal and interest for each Loan in a calendar year. For the year ended November 30, 1995, this fee totaled $232,763. GECC was also reimbursed for other related expenses of $30,585.

                   (b) Trustees

                   As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

                   o The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee, received fees of $15,000 and $12,500, respectively, for the year ended November 30, 1995. In addition, the Owner Trustee, in its capacity as manager, was reimbursed $1,375 for out-of-pocket expenses.

                   o The Bond Trustee is entitled to an annual fee equal to .015 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The fee is payable semiannually in arrears on each bond payment date. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. For the year ended November 30, 1995, Bond Trustee fees were $40,826. In addition, the Bond Trustee was reimbursed $1,647 for out-of-pocket expenses.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

5. Certificates    The certificates comprise two classes, namely 13.65% Class A
                   Preferred and Class B. The Class A Preferred certificates have preference over the Class B certificates with respect to the payment of dividends, rights of redemption and liquidation payments. Dividends on the Class A Preferred certificates are payable in cash on each Distribution Date
                   (defined below) at the rate of 13.65% per annum from amounts received by the Owner Trustee pursuant to the Declaration of Trust. To the extent that such amounts are not sufficient to pay accrued dividends on any Class A Preferred certificates on any Distribution Date, such dividends will be paid in additional certificates of the Class A Preferred certificates. The Class A Preferred certificates are required to be redeemed by the Trust, in whole or in part, on any Distribution Date to the extent of the amount on deposit to the credit of the Revenue Fund, as discussed in Note 1, and after all accrued but unpaid dividends thereon have been paid in full. No distributions on the Class B certificates may be made until all Class A Preferred certificates have been fully redeemed. Following the redemption in full of the Class A
                   Preferred certificates, on each Distribution Date, the holders of the Class B certificates will receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust, pro-rata, in the same proportion that the par value of the certificates evidenced by each Class B certificate bears to the sum of the par value of the certificates evidenced by all of the Class B certificates.

                   Dividends and other payments are distributed to the certificateholders, while the Bonds are outstanding, on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each calendar month.

                   On December 4, 1995, the Trust paid $1,374,640 to the holders of the Class A Preferred certificates, of which $760,849 was for payment of dividends and $613,791 was a redemption of Class A Preferred certificates. These payments are reflected as liabilities in the accompanying balance sheet.

                   The certificateholders shall each be entitled to one vote per certificate.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

6.  Possible
    Loan
    Losses An analysis of the allowance for possible loan losses for the year ended November 30, 1995 is summarized as follows:

                   Balance, beginning of year                           $202 376
                   Provision                                             430 000
                   Charge-off                                                  -
                   -------------------------------------------------------------

                   Balance, end of year                                 $632 376
                   =============================================================

                   At November 30, 1995, the recorded investment in loans that are considered to be impaired under SFAS 114 was approximately $17,000 with a related allowance for possible loan losses of $3,000.

                   The average recorded investment in impaired loans during the year ended November 30, 1995 was approximately $27,000. For the year ended November 30, 1995, interest income recognized on impaired loans was approximately $5,000.

                   The amortized cost of the Loan placed on nonaccrual status is approximately $17,000 at November 30, 1995. See " Accounting for a Possible Loan Loss and Accounting for Impairment of a Loan" for a discussion of the Trust's impaired loan.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

7. Loans Scheduled principal and interest payments on the Loans as of November 30, 1995, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                                     Principal       Interest
                                     Payments        Payments             Total
                   Fiscal Year        (000s)          (000s)              (000s)
                   =============================================================

                   1996               $ 27 026         $ 9 457          $ 36 483
                   1997                 26 185           8 604            34 789
                   1998                 25 007           7 773            32 780
                   1999                 23 609           6 978            30 587
                   2000                 22 123           6 223            28 346
                   Thereafter          178 718          38 961           217 679
                   -------------------------------------------------------------

                   Total              $302 668         $77 996          $380 664
                   =============================================================

                   Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest on the loans may vary significantly from the scheduled payments.

                   The following analyses summarize the stratification of the loan portfolio by type of collateral and institution as of November 30, 1995:

                                                            Amortized
                                              Number          Cost
                   Type of Collateral         of Loans        (000s)         %
                   =============================================================

                   Loans secured by a
                    first mortgage              349          $105 444      52.4%

                   Loans not secured by
                    a first mortgage            225            95 655      47.6
                   -------------------------------------------------------------

                   Total Loans                  574          $201 099     100.0%
                   =============================================================

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

7. Loans (Continued)                                       Amortized
                                                Number       Cost
                      Type of Institution      of Loans      (000s)         %
                   =============================================================

                   Private                        358        $104 285      51.9%

                   Public                         216          96 814      48.1
                   -------------------------------------------------------------

                   Total Loans                    574        $201 099     100.0%
                   =============================================================

                   The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities; and, in the case of some Loans to public institutions, which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and the diversity of program offerings.

                   The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, where a restructuring of debt service payments is not achieved, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

7. Loans (Concluded)    A number of borrowers are currently experiencing
                        financial difficulties due to declining enrollment, increasing costs and a decline in endowments, grants, private gifts, and State and Federal funding. Many of these troubled borrowers are developing and implementing strategic plans to improve their financial position; the plans generally include taking actions to control costs and increase revenues through tuition increases, fundraising campaigns, higher enrollment and a reduction of faculty.

                        Due to the special purpose nature of the borrowers' properties, the ability of troubled borrowers to repay their loans may ultimately be dependent upon the future success of the institutions' programs.

8. Fair Value
   of Financial
   Instruments          SFAS No. 107, "Disclosures about Fair Value of Financial
                        Instruments," allows for the use of a wide range of valuation techniques; therefore, it may be difficult to compare the Trust's fair value information to independent markets or to other fair value information.
                        Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying "market" value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements
================================================================================

8. Fair Value
   of Financial
   Instruments
   (Concluded)     Current market prices are not available for most of the
                   Trust's financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these items for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the loans because the prepayment rate on these loans is not subject to estimate.

                   The estimated fair value of each category of the Trust's financial instruments and its related book value presented in the accompanying balance sheet as of November 30, 1995 is as follows:

                                                   Book Value        Fair Value
                                                     (000s)
                   (000s)
                   =============================================================

                   Loans                             $200 467*         $253 546
                   Investment Agreements:
                     Revenue Fund                      22 113            21 039
                     Liquidity Fund                     5 784             4 915
                   -------------------------------------------------------------

                                                     $228 364          $279 500
                   =============================================================

                   Bonds                             $202 674          $237 773
                   =============================================================

                   * Net of Allowance for Possible Loan Losses of $632,000.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1995

                          (Dollar Amounts in Thousands)


 Outstanding                                                          Stated                      Internal        Amortized
  Principal                                                          Interest    Maturity          Rate of        Cost (Notes
   Balance                           Description                      Rate %       Date            Return %       1 and 2)
 -----------                         -----------                     --------    --------         ---------       -----------
            COLLEGE AND UNIVERSITY LOANS (87.8%)
            -------------- A --------------
     $685   Alabama Agricultural and Mechanical University        3.000-3.750    07/01/2005         10.25             $489
    2,165   Alabama Agricultural and Mechanical University            3.000      05/01/2018         10.27            1,171
      182   Albion College                                            3.000      10/01/2009         10.56              114
      623   Albright College                                          3.000      11/01/2015         10.23              352
       59   Alcorn State University                                   2.875      11/01/1999         10.11               50
       51   Alcorn State University                                   3.500      11/01/2002         10.15               41
       50   Allegheny College                                         3.000      07/01/2015         10.38               19
       38   Allentown College of St. Francis De Sales                 3.000      11/01/1998         10.98               33
      450   Alma College                                              3.750      04/01/2002         11.52              355
      115   American International College                            3.375      10/01/2002         10.84               89
      172   Anderson University                                       3.500      03/01/2003         11.42              129
      345   Anderson University                                       3.000      03/01/2006         11.19              234
        4   Appalachian State University                              2.750      07/01/1996         10.24                4
       97   Appalachian State University                              3.500      07/01/2001         10.28               77
       64   Appalachian State University                              3.000      06/01/1997         10.11               57
      615   Arizona State University                                  3.125      09/01/2001         10.17              489
      425   Arizona State University                                  3.375      10/01/2002         10.16              332
    1,625   Arizona State University                                  3.000      04/01/2006         10.60            1,134
      332   Arkansas State University                                 3.500      04/01/2001         10.97              274
      272   Arkansas State University                                 3.375      10/01/2000         10.25              229
      913   Arkansas State University                                 3.750      04/01/2005         10.75              674
       55   Arkansas Technical University                             2.875      10/01/1999         10.21               47
    2,475   Auburn University                                         3.000      12/01/2018          9.16            1,402
      246   Azusa Pacific University                                  3.750      04/01/2015         10.88              143
            -------------- B --------------
      438   Ball State University                                     3.000      07/01/1999          9.98              368
    1,210   Baptist College at Charleston                             3.000      03/01/2019         10.73              612
      849   Baptist College at Charleston                             3.000      03/01/2011         10.98              509
       61   Bard College                                              2.750      10/01/1998         11.40               53
      214   Barnard College                                           3.000      10/01/1997         11.06              190
      297   Becker Junior College                                     3.000      04/01/2005         11.21              208
      169   Bellarmine College                                        3.625      05/01/2004         11.34              127
       62   Belmont Abbey College                                     3.000      11/01/1998         10.96               55
       37   Benedict College                                          2.875      02/01/1999         11.83               31
      181   Benedict College                                          3.750      11/01/2004         10.75              134
    1,190   Benedict College                                          3.000      11/01/2006         10.61              812
    2,026   Benedict College                                          3.000      11/01/2020         10.36            1,016
    2,223   Bentley College                                           3.000      11/01/2007         10.57            1,464
       31   Bethany College                                           2.875      05/01/1998         11.89               27
      361   Bethany College                                           3.375      11/01/2012         10.54              219
      315   Bethany College                                           3.000      11/01/2017         10.40              165
      640   Bethany College                                           3.000      11/01/2012         10.40              381
       26   Bethune-Cookman College                                   3.000      11/01/2002         10.74               20
      261   Boston Architectural Center                               3.750      11/01/2004         10.77              195
      255   Bradford College                                          3.375      10/01/2001         10.85              201
       93   Brandeis University                                       2.875      10/01/1996         11.17               85
      356   Brandeis University                                       3.000      11/01/2011         10.64              214
      195   Brevard College                                           3.000      11/01/2004         10.71              141
      104   Brevard College                                           3.000      05/01/2006         11.12               71
       10   Brevard College                                           3.000      11/01/1996         11.14                9
      195   Bryan College                                             3.500      04/01/2003         11.39              148

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1995

                          (Dollar Amounts in Thousands)
                                   (Continued)

 Outstanding                                                          Stated                      Internal        Amortized
  Principal                                                          Interest    Maturity          Rate of        Cost (Notes
   Balance                           Description                      Rate %       Date            Return %       1 and 2)
 -----------                         -----------                     --------    --------         ---------       -----------
     $134   Bucks County Community College                            3.000      06/01/1997         10.11             $112
       63   Buena Vista College                                       3.500      02/01/2000         11.85               53
      162   Buena Vista College                                       3.000      02/01/2006         11.23              110
            -------------- C --------------
    1,320   California Polytechnic State University                   3.000      11/01/2006         10.05              895
      455   California State University                               3.000      11/01/2006          8.75              336
    1,465   California State University                               3.000      11/01/2013          8.93              930
    2,933   California State University                               3.000      11/01/2019          8.99            1,666
      236   Calvin College                                            3.000      11/01/2000         10.83              190
    3,000   Cameron University                                        3.000      04/01/2007         10.16            2,037
      395   Canisius College                                          3.375      05/01/2002         11.48              314
    1,790   Canisius College                                          3.000      11/01/2017         10.40              945
      226   Canisius College                                          3.000      11/01/1999         10.89              188
       48   Carnegie-Mellon University                                2.750      05/01/1997         11.62               44
      115   Carnegie-Mellon University                                3.000      05/01/1999         11.37               98
      360   Carnegie-Mellon University                                3.500      11/01/2001         10.52              288
      350   Carnegie-Mellon University                                3.000      05/01/2009         10.73              222
    1,160   Carnegie-Mellon University                                3.000      11/01/2017         10.51              618
      267   Carroll College                                           3.125      06/01/2000         10.75              214
      408   Carroll College                                           3.750      06/01/2014         10.46              242
      190   Carroll College                                           3.000      06/01/2018         10.15              101
      506   Carroll College                                           3.750      03/01/2015         10.93              293
      179   Carthage College                                          3.000      04/01/2006         11.16              122
      380   Case Western Reserve University                           3.500      04/01/2003         11.39              286
      328   Catawba College                                           3.000      12/01/2009         10.27              208
      184   Central Missouri State University                         3.125      07/01/2000         10.24              149
      394   Central Missouri State University                         3.375      07/01/2001         10.27              315
      834   Central Missouri State University                         3.625      07/01/2004         10.29              618
    1,270   Central Missouri State University                         3.000      07/01/2007         10.18              847
       73   Central Texas College                                     3.000      11/01/1997         10.15               66
       35   Central Texas College                                     3.000      11/01/1998         10.14               31
      187   Champlain College                                         3.000      12/01/2013         10.19              106
      675   Chapman College                                           3.000      10/01/2013         10.65              385
      477   Chapman College                                           3.000      11/01/2005         10.63              331
      300   Chapman College                                           3.000      11/01/2007         10.57              198
    1,875   Chateau Community Housing Association                     3.000      10/01/2012         10.51            1,092
       94   Cisco Junior College                                      3.000      11/01/2005         10.04               67
      110   Cisco Junior College                                      3.000      07/01/2005         10.15               69
       58   Claflin College                                           3.125      04/01/2001         11.59               47
       23   Claflin College                                           3.000      11/01/1997         11.05               21
      550   Clemson University                                        3.000      07/01/2005          9.51              402
      188   Coker College                                             3.000      12/01/2009         10.04              120
       90   College of Notre Dame of Maryland                         2.875      11/01/1997         10.61               80
      145   College of Notre Dame of Maryland                         3.375      11/01/2002         10.48              112
      376   College of Our Lady of the Elms                           3.375      10/01/2001         10.86              297
       90   College of Saint Rose                                     2.875      04/01/1998         11.95               80
    1,016   College of Saint Rose                                     3.000      05/01/2022         10.43              499
      677   College of Saint Thomas                                   3.000      11/01/2009         10.53              425
       97   College of Santa Fe                                       3.500      10/01/2001         10.86               76
      299   College of Santa Fe                                       3.000      10/01/2005         10.66              207
        9   College of Santa Fe                                       3.000      09/01/1996         11.24                8
      683   College of Santa Fe                                       3.000      10/01/2018         10.43              356
      255   College of the Holy Cross                                 3.500      10/01/1999         11.03              220

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1995

                          (Dollar Amounts in Thousands)
                                   (Continued)

 Outstanding                                                          Stated                      Internal        Amortized
  Principal                                                          Interest    Maturity          Rate of        Cost (Notes
   Balance                           Description                      Rate %       Date            Return %       1 and 2)
 -----------                         -----------                     --------    --------         ---------       -----------
   $1,220   College of the Holy Cross                                 3.625      10/01/2013         10.60             $738
    1,065   College of the Holy Cross                                 3.000      10/01/2006         10.63              718
       60   College of the Virgin Islands                             3.000      11/01/2002         10.15               46
      132   College of the Virgin Islands                             3.000      10/01/2003         10.16               99
       36   Colorado State University                                 3.500      10/01/1996          9.22               34
       54   Colorado State University                                 2.750      04/01/1996          9.75               52
       54   Colorado State University                                 2.750      04/01/1996          9.75               52
       34   Columbia College                                          2.750      07/01/1997         11.16               30
      351   Columbia College                                          3.625      07/01/2004         10.90              254
      110   Columbia College                                          3.000      07/01/2006         10.80               74
      187   Concordia College                                         3.000      04/01/2009         11.05              120
      830   Concordia College                                         3.000      05/01/2019         10.65              424
      208   Connecticut College                                       3.000      11/01/1999         10.89              173
       88   Cornell College                                           3.000      10/01/2005         10.66               61
      373   Cumberland University                                     3.000      08/01/2017         10.52              196
            -------------- D --------------
      203   Daemen College                                            3.125      04/01/2000         11.68              168
      730   Daemen College                                            3.000      04/01/2016         10.77              393
      217   Dakota Wesleyan University                                3.000      10/01/2015         10.46              119
      390   Dana College                                              3.000      04/01/2005         11.22              272
       99   Dana College                                              3.500      04/01/2003         11.39               75
       19   David Lipscomb College                                    3.000      06/01/1996         11.17               17
        4   Dean Academy & Jr. College                                3.125      10/01/1996         11.25                4
      215   Dean Academy & Jr. College                                3.500      10/01/1999         10.97              180
       18   Dickinson College                                         3.000      02/01/1996         12.49               17
      158   Dickinson College                                         3.000      05/01/2018         10.30               86
      346   Dillard University                                        3.000      04/01/2008         11.09              228
      180   Doane College                                             3.000      11/01/2000         10.83              145
       26   Dordt College                                             3.000      10/01/1997         11.08               23
      930   Dormitory Authority State of NY (New York University)     3.000      07/01/2000          8.95              779
      794   Dowling College                                           3.000      10/01/2010         10.75              494
       14   Drake University                                          2.750      10/01/1996         11.22               13
      227   Drexel University                                         2.875      05/01/2001         11.57              185
    1,220   Drexel University                                         3.500      05/01/2014         10.53              664
       40   Drury College                                             3.125      10/01/1999         11.32               34
      333   Drury College                                             3.000      04/01/2015         10.63              185
      625   Drury College                                             3.000      10/01/2010         10.75              383
    1,320   D'Youville College                                        3.000      04/01/2018         10.90              707
            -------------- E --------------
      247   East Texas State University                               2.875      09/01/1999          8.94              213
    1,526   East Texas State University                               3.500      03/01/2002          9.48            1,137
    1,809   East Texas State University                               3.000      03/01/2002          9.60            1,288
      200   East Texas State University                               3.000      11/01/2000          9.26              168
      187   Eastern Oklahoma State College                            3.125      05/15/1999          9.96              169
      465   Elizabeth City State University                           3.000      10/01/2017         10.02              259
      635   Embry-Riddle Aeronautical University                      3.000      09/01/2007         10.64              414
      191   Emmanuel College                                          3.000      11/01/2013         10.45              109
       44   Emory & Henry College                                     2.750      05/01/1997         11.61               40
      493   Emory University                                          2.875      09/01/1998         11.00              420
            -------------- F --------------
      126   Fairleigh Dickinson University                            3.125      11/01/1999         10.93              106
    1,900   Fairleigh Dickinson University                            3.000      11/01/2017         10.39            1,008
       51   Fairmont State College                                    3.000      05/01/1997         11.14               47

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1995

                          (Dollar Amounts in Thousands)
                                   (Continued)

 Outstanding                                                          Stated                      Internal        Amortized
  Principal                                                          Interest    Maturity          Rate of        Cost (Notes
   Balance                           Description                      Rate %       Date            Return %       1 and 2)
 -----------                         -----------                     --------    --------         ---------       -----------
      $24   Findlay College                                           3.000      11/01/1996         11.13              $22
       19   Findlay College                                           2.750      07/01/1998         11.04               16
       20   Findlay College                                           3.000      07/01/1997         11.21               18
      304   Florida Agricultural and Mechanical University            3.625      07/01/2004         10.29              225
      328   Florida Atlantic University                               3.500      07/01/2004         10.27              245
      465   Florida Atlantic University                               3.000      07/01/2006         10.18              317
      240   Florida Institute of Technology                           3.000      11/01/2009         10.53              150
      122   Florida Southern College                                  3.000      11/01/1999         10.89              101
      291   Florida State University                                  3.000      01/01/1999          9.20              258
      364   Florida State University                                  3.500      06/01/2001          8.44              307
      955   Florida State University                                  3.000      01/01/2009          9.40              658
       88   Fort Hays State University                                3.500      10/01/2001         10.19               72
      183   Fort Hays State University                                3.625      10/01/2002         10.18              144
      215   Fort Hays State University                                3.000      10/01/2007         10.08              144
      765   Fort Lewis College                                        3.000      10/01/2006         10.09              530
            -------------- G --------------
       23   Gannon University                                         2.750      11/01/1996         10.67               21
      880   Gannon University                                         3.000      11/01/2011         10.49              527
      225   Gannon University                                         3.000      12/01/2022         10.13              109
      114   Gavilan College                                           3.000      04/01/2006         10.59               79
      147   George Fox College                                        3.500      04/01/2001         11.25              119
      896   George Fox College                                        3.000      07/01/2018         10.64              462
       19   George Washington University                              2.875      11/01/1996         10.72               18
      311   George Washington University                              3.500      05/01/2000         11.30              260
    1,298   George Washington University                              3.500      11/01/2002         10.50            1,023
      111   George Washington University                              3.000      11/01/1998         10.58               96
      130   Georgetown College                                        3.000      12/01/1999         10.02              109
      666   Georgetown College                                        3.000      12/01/2008         10.04              436
    1,140   Georgetown College                                        3.000      12/01/2009         10.05              727
    3,173   Georgetown University                                     3.000      11/01/2020         10.36            1,592
    7,990   Georgetown University                                     4.000      11/01/2020         10.52            4,428
    1,757   Georgetown University                                     3.000      05/01/2005         10.86            1,246
    1,093   Georgia Education Authority Board of Regents
              of the University System of Georgia                     3.375      01/01/2003         10.60              844
       84   Goucher College                                           3.500      05/01/1998         11.88               74
       28   Goucher College                                           3.500      11/01/1999         10.95               24
      249   Grambling State University                                3.000      10/01/1997         10.17              224
       25   Grambling State University                                3.000      11/01/1999         10.12               21
      205   Grambling State University                                3.000      11/01/2000         10.11              168
      153   Greenville College                                        3.500      04/01/2001         11.56              123
            -------------- H --------------
      468   Hampshire College                                         3.000      07/01/2013         10.75              265
    1,668   Hampshire College                                         3.000      02/01/2014         10.70              937
      325   Harcum Junior College                                     3.375      11/01/2002         10.77              249
    1,025   Harper Grace Hospital                                     3.625      04/01/2005         11.26              735
      190   Henderson State University                                3.125      04/01/1999         11.06              163
       28   Hendrick Medical Center                                   3.000      10/01/1997         11.08               25
      217   Hesston College                                           3.000      04/01/2006         11.14              147
      426   High Point College                                        3.000      12/01/2010         10.26              265
    2,419   Hinds Junior College                                      3.000      04/01/2013         10.42            1,449
      175   Hiwassee College                                          3.375      01/01/2003         11.58              133
      228   Hiwassee College                                          3.000      09/15/2018         10.58              118
    2,458   Hofstra University                                        3.000      11/01/2012         10.61            1,445

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1995

                          (Dollar Amounts in Thousands)
                                   (Continued)

 Outstanding                                                          Stated                      Internal        Amortized
  Principal                                                          Interest    Maturity          Rate of        Cost (Notes
   Balance                           Description                      Rate %       Date            Return %       1 and 2)
 -----------                         -----------                     --------    --------         ---------       -----------
      $68   Holy Family College                                       3.000      12/01/1997         10.00              $61
      341   Hood College                                              3.625      11/01/2014         10.54              203
      485   Houston Tillotson College                                 3.500      04/01/2014         10.90              286
      105   Huntingdon College                                        3.500      03/01/2002         11.54               82
      335   Huntingdon College                                        3.000      10/01/2008         10.60              214
            -------------- I --------------
       99   Illinois Benedictine College                              3.000      10/01/1998         10.98               85
      316   Illinois Institute of Technology                          3.000      03/01/2003         11.10              235
      105   Indiana State University                                  3.000      07/01/1996          8.72               98
      108   Indiana University                                        2.750      12/01/1996          8.06              101
      741   Indiana University                                        2.875      04/01/1998         10.10              670
      247   Indiana University                                        2.875      04/01/1999         10.08              217
      802   Indiana University                                        3.375      04/01/2001         10.06              668
    1,680   Indiana University                                        3.500      04/01/2001         10.06            1,397
    2,168   Indiana University                                        3.750      12/01/2003          8.84            1,762
      745   Indiana University                                        3.000      07/01/1999          9.31              636
      164   Inter American University of Puerto Rico                  3.000      09/01/2007         10.66              109
    2,877   Inter American University of Puerto Rico                  3.000      01/01/2017         10.94            1,503
            -------------- J --------------
       35   Jackson State University                                  2.875      04/01/1998         11.10               31
    2,175   James Madison University                                  3.000      06/01/2009         10.49            1,354
       72   John Brown University                                     2.875      04/01/2000         11.64               59
      473   Johnson & Wales College                                   3.000      11/01/2013         10.59              272
      325   Johnson C. Smith University                               3.000      05/01/2005         11.18              229
       44   Judson College                                            3.750      07/01/2004         10.92               32
            -------------- K --------------
      331   Kansas State University                                   3.375      10/01/2002          9.12              270
      775   Kansas State University                                   3.625      04/01/2004          9.77              547
      154   Kendall College                                           3.375      10/01/2002         10.82              118
      306   Kendall College                                           3.000      10/01/2008         10.59              196
      856   Kent State University                                     3.500      12/01/2000          8.90              730
      490   Knox College                                              3.000      04/01/2006         11.15              334
            -------------- L --------------
      410   LaGrange College                                          3.000      03/01/2009         11.06              257
       37   Lamar University                                          2.875      04/01/1997         11.17               34
      359   Lamar University                                          3.500      04/01/2003         10.76              276
      494   Langston University                                       3.375      10/01/2003         10.15              377
    1,420   Langston University                                       3.000      04/01/2007         10.56              963
      529   Lassen Junior College District                            3.000      04/01/2020         10.27              274
    2,155   Leland Stanford Junior College                            3.375      05/01/2003         11.33            1,623
      264   Lenoir Rhyne College                                      3.000      12/01/2006         10.04              183
       13   Lincoln University                                        2.750      05/01/1996         11.36               12
       94   Linfield College                                          3.000      10/01/2017         10.44               49
      301   Long Island University                                    3.000      10/01/1998         11.00              259
    1,088   Long Island University                                    3.750      05/01/2005         11.22              788
      277   Long Island University                                    3.000      11/01/2009         10.69              174
      968   Long Island University                                    3.000      11/01/2009         10.69              610
      640   Long Island University                                    3.750      04/01/2003         11.41              488
      645   Long Island University                                    3.625      06/01/2014         10.49              377
       61   Long Island University                                    3.750      05/01/1998         11.90               54
      161   Long Island University                                    3.750      10/01/2004         10.79              118
      643   Louisiana State University                                3.500      07/01/2001          8.65              543
    1,386   Louisiana State University                                3.625      07/01/2004          9.04            1,079

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1995

                          (Dollar Amounts in Thousands)
                                   (Continued)

 Outstanding                                                          Stated                      Internal        Amortized
  Principal                                                          Interest    Maturity          Rate of        Cost (Notes
   Balance                           Description                      Rate %       Date            Return %       1 and 2)
 -----------                         -----------                     --------    --------         ---------       -----------
     $333   Louisiana State University                                3.000      07/01/2005          8.84             $252
      553   Louisiana State University                                3.000      07/01/2005          8.84              417
      475   Louisiana State University                                3.000      07/01/2006          8.87              352
      311   Louisiana State University                                3.000      05/01/1999          9.17              279
      490   Louisiana State University                                3.000      07/01/2001          8.62              404
       76   Loyola University                                         3.000      12/01/1996          9.97               72
      136   Loyola University                                         3.000      11/01/1998         10.96              117
      169   Loyola University - Mundelein Branch                      3.750      11/01/1997         11.11              152
      342   Lycoming College                                          3.500      05/01/2001         11.22              279
      288   Lycoming College                                          3.625      05/01/2014         10.64              173
      385   Lycoming College                                          3.750      05/01/2015         10.62              230
       82   Lycoming College                                          3.000      10/01/1996         11.16               75
      593   Lynchburg College                                         3.750      05/01/2015         10.64              355
      750   Lynchburg College                                         3.000      05/01/2018         10.68              393
            -------------- M --------------
      830   Macalester College                                        3.375      05/01/2002         11.41              644
      505   Macalester College                                        3.000      05/01/2020         10.46              258
       50   Madison General Hospital                                  3.000      12/01/1999          9.67               42
      630   Marian College                                            3.000      10/01/2016         10.45              339
       73   Marian College                                            3.000      11/01/1999         10.89               61
      102   Marist College                                            3.500      04/01/2000         11.73               86
      102   Marquette University                                      3.000      07/31/2024         10.59               47
       62   Mary Baldwin College                                      2.875      11/01/1999         10.94               53
      518   Mary Baldwin College                                      3.375      05/01/2012         10.68              319
      735   Marymount University                                      3.000      05/01/2016         10.52              402
       30   McCook Community College                                  3.000      01/01/1998         11.16               26
    1,160   McLennan Community College                                3.000      04/01/2006         10.49              816
      128   McNeese State University                                  3.500      10/01/2001         10.18              103
    1,249   Memorial Hospital for Cancer and Allied Diseases          3.375      04/01/2012         10.68              767
      165   Menlo College                                             3.125      04/01/2001         11.53              131
      573   Mercer University                                         3.000      05/01/2014         10.58              326
    1,730   Mercy College of Detroit                                  3.625      10/01/2013         10.59            1,032
       41   Mercy Hospital (A) (B)                                    3.000      10/01/1998         10.98               17
       52   Merrimack College                                         3.000      04/15/2019         10.53               34
      138   Merrimack College                                         3.000      04/15/2008         10.79               71
       83   Middlebury College                                        3.000      10/01/1996         11.16               76
       21   Middlebury College                                        2.750      10/01/1996         11.67               20
      129   Middlebury College                                        3.375      10/01/2002         11.12               99
      144   Midland Lutheran College                                  3.000      04/01/2005         11.20              101
       59   Midland Lutheran College                                  3.000      10/01/1998         10.98               51
      644   Millsaps College                                          3.000      11/01/2021         10.34              317
      142   Mississippi State University                              2.875      01/01/2000         10.99              117
    1,775   Mississippi State University                              3.000      12/01/2020          9.64              943
      152   Mississippi Valley State University                       3.500      07/01/2001         10.28              121
      158   Molloy College                                            3.375      10/01/2002         10.81              121
       27   Montreat-Anderson College                                 3.000      11/01/1998         10.96               23
      270   Moravian College                                          3.375      11/01/2012         10.52              162
      795   Morehouse College                                         3.000      07/01/2010         10.50              429
    2,672   Morgan State University                                   3.000      11/01/2014         10.56            1,505
      272   Morris Brown College                                      3.750      05/01/2007         11.12              187
    2,378   Morris Brown College                                  2.750-3.750    05/01/2018         10.89            1,390
      768   Morris College                                            3.000      11/01/2009         10.53              482
      160   Muhlenberg College                                        3.000      11/01/2000         10.50              130

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1995

                          (Dollar Amounts in Thousands)
                                   (Continued)

 Outstanding                                                          Stated                      Internal        Amortized
  Principal                                                          Interest    Maturity          Rate of        Cost (Notes
   Balance                           Description                      Rate %       Date            Return %       1 and 2)
 -----------                         -----------                     --------    --------         ---------       -----------
            -------------- N --------------
     $184   New England College                                       3.000      04/01/2016         10.77              $99
      785   Newark Beth Israel Hospital                               3.625      01/01/2014         11.06              454
       84   NIACC Dormitories, Inc.                                   3.000      10/01/2012         10.27               50
      142   Nicholls State University                                 3.000      09/01/1999          8.88              123
    3,172   Norfolk State University                                  3.000      12/01/2021          9.77            1,628
      757   North Carolina Agricultural and
              Technical State University                              3.000      05/01/2014         10.34              438
      820   North Carolina State University                           3.625      09/01/2004          7.97              671
      434   North Carolina State University                           3.125      09/01/2001          7.58              374
      508   North Carolina State University                           3.500      09/01/2001          7.63              441
      229   North Greenville College                                  3.000      11/01/2003         10.72              172
      396   Northeast Louisiana University                            3.500      04/01/2001         10.28              330
       48   Northeast Missouri State University                       2.875      05/01/1997         11.14               44
      658   Northeast Missouri State University                   3.375-3.500    05/01/2002         10.75              524
      220   Northeastern Oklahoma State University                    3.000      06/01/1998          9.73              191
    3,490   Northeastern University                                   3.000      05/01/2018         10.53            1,830
      199   Northeastern University                                   3.000      05/01/2004         10.97              145
      141   Northwest Nazarene College                                3.750      04/01/2003         11.44              109
      123   Northwestern State University                             3.125      10/01/2000         10.15              101
      530   Nova University                                           3.000      12/01/2007         10.04              357
            -------------- O -------------
       67   Occidental College                                        3.000      10/01/1997         11.09               60
      312   Occidental College                                        3.000      10/01/2019         10.41              158
       54   Oklahoma City University                                  2.750      04/01/1996         12.27               51
    1,012   Oklahoma City University                                  3.000      04/01/2005         11.22              710
      280   Olympic Community College                                 3.000      10/01/2008         10.07              184
      107   Ouachita Baptist University                               3.125      12/01/1999         10.03               86
       40   Ouachita Baptist University                               3.000      12/01/2006         10.04               27
            -------------- P -------------
       28   Pacific University                                        3.000      11/01/1999         10.89               23
    1,078   Paine College                                             3.000      10/01/2016         10.45              579
       34   Pan American University                                   3.000      10/01/1999          9.23               30
    2,689   Philadelphia College of Art                               3.000      01/01/2022         10.62            1,293
      910   Pine Manor College                                        3.625      10/01/2003         10.80              682
       17   Pittsburg State University                                2.750      10/01/1996         10.16               16
       82   Point Loma Nazarene College                               2.875      04/01/1999         11.85               71
       30   Point Loma Nazarene College                               2.875      04/01/1998         11.89               26
      205   Polytechnic University                                    3.375      10/01/2011         10.59              125
    1,742   Portland Student Services Inc.                            3.000      01/01/2011         10.36            1,069
      253   Post College                                              3.000      04/01/2010         10.76              157
    1,610   Purdue University                                         3.625      07/01/2004          9.33            1,237
      463   Purdue University                                         3.000      07/01/2005          9.26              344
            -------------- Q -------------
       72   Queens College                                            3.000      07/01/1998         11.07               61
       85   Queens College                                            3.500      11/01/2001         10.88               69
      221   Queens College                                            3.625      07/01/2004         10.90              160
            -------------- R -------------
      385   Randolph-Macon College                                    3.000      05/01/2010         10.72              240
      461   Randolph-Macon College                                    3.000      11/01/2000         10.50              374
       16   Regis College (Denver)                                    2.750      11/01/1996         11.17               15
      630   Regis College (Denver)                                    3.000      11/01/2012         10.47              368
      223   Regis College (Weston)                                    3.375      10/01/2002         10.85              175

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1995

                          (Dollar Amounts in Thousands)
                                   (Continued)

 Outstanding                                                          Stated                      Internal        Amortized
  Principal                                                          Interest    Maturity          Rate of        Cost (Notes
   Balance                           Description                      Rate %       Date            Return %       1 and 2)
 -----------                         -----------                     --------    --------         ---------       -----------
     $320   Rhode Island College                                      3.000      10/01/2005         10.09             $228
      225   Rider College                                             3.500      05/01/2001         11.57              184
      423   Rider College                                             3.375      05/01/2002         11.44              330
      172   Rider College                                             3.125      11/01/2000         10.86              140
    1,950   Rider College                                             3.625      11/01/2013         10.42            1,125
      512   Rider College                                             3.000      05/01/2017         10.70              271
      137   Rio Grande College                                        3.000      03/30/2009         10.93               89
       86   Roberts Wesleyan College                                  3.000      11/01/2000         10.83               69
      333   Roger Williams College                                    3.000      11/01/1999         10.89              277
      120   Russell Sage College                                      3.000      10/01/1998         10.98              103
      390   Rutgers, The State University                             2.750      05/01/1999          8.84              347
      780   Rutgers, The State University                             3.750      05/01/2016          9.19              501
      100   Rutgers, The State University                             2.875      05/01/1999          8.80               91
    1,280   Rutgers, The State University                             3.125      05/01/2001          8.89            1,123
            -------------- S -------------
      213   Saint Ambrose University                                  3.000      11/01/2001         10.78              166
      225   Saint Anselm College                                      3.375      10/01/2001         10.88              180
       73   Saint Edward's University                                 3.125      04/01/2000         11.69               61
        3   Saint Edward's University                                 3.000      04/01/1996         12.50                3
       22   Saint Francis College                                     3.000      05/01/1996         11.80               21
      159   Saint John's University                                   3.000      10/01/2002         10.76              120
      255   Saint Joseph Hospital                                     3.500      10/01/2001         10.87              201
      252   Saint Louis College of Pharmacy                           3.375      10/01/2004         10.74              182
      146   Saint Louis University                                    3.125      10/01/2000         10.90              118
      674   Saint Louis University                                    3.500      11/01/2002         10.80              522
      156   Saint Mary's College                                      3.000      03/01/2005         11.25              109
      480   Saint Mary's College                                      3.000      06/01/2020         10.14              248
       67   Saint Mary's University of San Antonio                    3.000      10/01/1998         10.98               57
    2,351   Saint Michael's College                                   3.000      05/01/2013         10.60            1,368
      471   Saint Norbert College                                     3.375      04/01/2002         11.52              373
      326   Saint Norbert College                                     3.625      04/01/2004         11.33              240
      524   Saint Norbert College                                     3.000      04/01/2007         11.10              348
      584   Saint Paul's College                                      3.000      11/01/2014         10.56              329
      225   Saint Peter's College                                     3.000      05/01/1999         11.70              191
      770   Saint Vincent College                                     3.500      05/01/2013         10.86              460
       98   Sam Houston State University                              2.750      10/01/1996          8.63               92
      121   Sam Houston State University                              2.875      10/01/1997          8.74              111
      505   Sam Houston State University                              3.500      10/01/2001          9.10              420
    1,205   San Diego State University                                3.000      11/01/2007         10.04              836
    1,420   Sangamon State University                                 3.000      11/01/2018         10.12              778
      605   Seattle University                                        3.500      11/01/2001         10.84              483
      655   Seattle University                                        3.000      11/01/2008         10.55              421
      520   Seton Hall University                                     3.000      11/01/2000         10.83              418
       21   Seton Hill College                                        2.750      11/01/1996         11.11               19
      390   Seton Hill College                                        3.625      11/01/2014         10.53              230
       93   Siena College                                             2.875      10/01/1997         11.08               83
       45   Sierra College                                            3.375      04/01/2002         10.87               36
      368   Simpson College                                           3.000      07/01/2016         10.58              195
       37   South Dakota School of Mines and Technology               2.750      04/01/1997         11.17               34
      454   South Dakota School of Mines and Technology               3.000      04/01/2018         10.30              242
      507   South Dakota School of Mines and Technology               3.625      04/01/2002         10.85              408
       52   South Plains College                                      3.500      10/01/2002         10.18               41
      118   South Plains College                                      3.625      10/01/2004         10.17               88

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1995

                          (Dollar Amounts in Thousands)
                                   (Continued)

 Outstanding                                                          Stated                      Internal        Amortized
  Principal                                                          Interest    Maturity          Rate of        Cost (Notes
   Balance                           Description                      Rate %       Date            Return %       1 and 2)
 -----------                         -----------                     --------    --------         ---------       -----------
      $83   South Plains College                                      3.000      10/01/2005         10.10              $60
      730   Southeast Missouri State University                       3.500      04/01/2002         10.82              579
    1,606   Southeast Missouri State University                       3.000      04/01/2007         10.58            1,102
      134   Southeastern Louisiana University                         2.750      04/01/1997         11.16              123
      975   Southeastern Oklahoma State University                    3.000      04/01/2009         10.51              632
      234   Southern Arkansas University                              3.500      10/01/2002         10.23              183
       80   Southern Methodist University                             2.750      04/01/1996         12.25               76
      717   Southern Methodist University                             3.000      10/01/2007         10.61              471
      348   Southern Nazarene University                              3.750      04/01/2005         11.27              251
      175   Southern University and
              Agricultural and Mechanical College                     2.875      04/01/1998         11.13              159
       80   Southwest Missouri State College                          2.875      10/01/1997         10.16               72
    1,135   Southwest Missouri State College                          3.375      10/01/2002         10.17              901
    2,725   Southwest Texas State University                          3.000      10/01/2015          9.51            1,592
       32   Southwestern Christian College                            3.000      11/01/2000         10.83               26
       85   Spalding University                                       3.125      09/01/2000         10.95               70
      491   Spalding University                                       3.000      09/01/2007         10.66              328
       77   Springfield College                                       3.500      11/01/1999         10.60               66
       83   Springfield College                                       3.125      05/01/2000         11.29               69
      578   Springfield College                                       3.500      05/01/2013         10.67              355
      122   Springfield College                                       3.000      05/15/2005         10.11               90
      265   State Center Community College                            3.000      10/01/2004         10.10              193
      104   Stephen F. Austin State University                        2.875      10/01/1999          9.23               89
    2,337   Stephen F. Austin State University                    3.375-3.500    10/01/2012          9.57            1,496
       20   Stetson University                                        3.000      07/01/1996         11.24               18
      263   Stetson University                                        3.000      01/01/2006         11.25              176
      217   Stillman College                                          3.750      02/01/2004         11.42              159
      468   Stonehill College                                         3.000      10/01/2006         10.64              316
       83   Stonehill College                                         3.000      11/01/1998         10.96               71
      175   SUNY, Mohawk Valley Community College                     3.000      04/01/2005         10.26              102
      165   Susquehanna University                                    3.125      05/01/2000         11.27              137
      901   Syracuse University                                       3.000      05/01/2008         10.74              589
            -------------- T -------------
      106   Talladega College                                         3.375      12/01/2001         10.08               85
      502   Talladega College                                         3.000      12/01/2012         10.24              296
       25   Taylor University                                         2.750      10/01/1996         11.14               23
      329   Taylor University                                         3.000      10/01/2012         10.50              191
      996   Taylor University                                         3.000      10/01/2013         10.49              571
      286   Temple University                                         3.125      03/01/1999         10.70              250
      504   Tennessee State University                                3.375      01/01/1999         11.10              431
      856   Texas A & I University                                    3.000      07/01/2009          9.57              562
      140   Texas A & I University                                    3.000      06/01/1998          9.10              124
      284   Texas Southern University                                 3.500      04/01/2001         10.89              233
      600   Texas Southern University                                 3.500      04/01/2013         10.45              366
       75   Texas Tech University                                     2.750      03/01/1996          8.99               72
      578   Transylvania University                                   3.000      11/01/2010         10.51              354
    1,160   Trinity University                                        3.625      09/01/2004         10.82              844
       20   Tufts University                                          2.750      10/01/1996         11.18               18
      597   Tufts University                                          3.375      10/01/2001         10.87              473
    2,580   Tufts University                                          3.000      10/01/2021         10.39            1,266
      198   Tulane University of Louisiana                            2.875      10/01/1997          8.62              181
      270   Tulane University of Louisiana                            3.000      10/01/1998          8.74              241
    1,090   Tulane University of Louisiana                        3.375-3.500    10/01/2001          9.06              904

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1995

                          (Dollar Amounts in Thousands)
                                   (Continued)

 Outstanding                                                          Stated                      Internal        Amortized
  Principal                                                          Interest    Maturity          Rate of        Cost (Notes
   Balance                           Description                      Rate %       Date            Return %       1 and 2)
 -----------                         -----------                     --------    --------         ---------       -----------
            -------------- U -------------
      $74   Union College                                             3.000      11/01/2002         10.74              $56
    2,410   University of Alabama in Birmingham                       3.000      11/01/2008          7.97            1,779
      247   University of Alabama in Huntsville                       3.000      05/01/1999         10.05              216
      204   University of Alaska                                      3.500      04/01/2000         10.94              172
      308   University of Alaska                                      3.375      04/01/2002         10.82              244
      721   University of Alaska                                      3.500      04/01/2003         10.80              569
      380   University of Alaska                                      3.000      10/01/1999         10.22              320
      423   University of Arizona                                     3.500      04/01/2003         10.82              334
       70   University of Arkansas                                    3.000      07/01/1996          9.11               65
      240   University of Arkansas at Little Rock                     3.500      04/01/2001         10.04              200
      229   University of Arkansas at Little Rock                     3.000      11/01/2009          9.42              155
       29   University of Central Arkansas                            2.750      04/01/1997         11.24               27
      703   University of Central Arkansas                            3.000      04/01/2005         10.69              503
      685   University of Central Florida                             3.000      10/01/2007         10.08              462
      480   University of Chicago                                     3.500      12/01/2001         10.10              384
      153   University of Chicago                                     3.375      12/01/2001         10.08              122
       54   University of Chicago                                     3.500      12/01/2002         10.11               42
      150   University of Delaware                                    2.750      11/01/1997          8.54              138
      245   University of Delaware                                    3.125      11/01/2000          8.84              209
      408   University of Delaware                                    3.375      11/01/2000          8.81              356
    1,640   University of Delaware                                    3.000      11/01/2006          9.08            1,193
      769   University of Delaware                                    3.000      12/01/2018          8.81              445
      122   University of Florida                                     2.750      01/01/1996         11.39              116
    2,670   University of Florida                                     3.000      07/01/2014         10.15            1,518
       55   University of Hartford                                    3.000      05/01/1997         12.02               50
      251   University of Hartford                                    3.000      11/01/2001         10.78              196
      105   University of Hawaii at Manoa                             2.875      10/01/1999         10.13               88
        1   University of Hawaii at Manoa                             3.000      10/01/1996         10.20                1
      113   University of Hawaii at Manoa                             3.500      10/01/2001         10.18               91
      115   University of Lowell                                      3.000      11/01/2000          7.62              102
    3,250   University of Michigan                                    3.750      10/01/2005          9.51            2,457
      370   University of Michigan                                    3.000      04/01/1999         10.08              323
       33   University of Missouri                                    2.750      05/01/1996         10.14               32
      320   University of Missouri                                    2.875      05/01/1997         10.10              298
      205   University of Missouri                                    3.000      05/01/1998         10.07              185
    1,568   University of Missouri                                    3.375      05/01/2002         10.03            1,302
      187   University of Missouri                                    2.875      11/01/2000          9.25              156
      312   University of Missouri                                    3.000      05/01/1998         10.07              281
       52   University of Missouri                                    3.000      05/01/1998         10.08               47
      202   University of Montevallo                                  3.125      11/01/2000          9.27              175
      341   University of Nevada at Reno                              3.000      11/01/1999         10.12              288
    1,082   University of North Carolina                              3.000      11/01/2005          8.81              822
      795   University of North Carolina                              3.000      01/01/2008          9.50              550
       73   University of North Carolina                              3.000      01/01/2007          9.50               52
    1,153   University of Notre Dame                                  3.000      02/15/2019         10.62              590
        9   University of Portland                                    2.750      04/01/1996         12.38                9
      152   University of Portland                                    2.875      04/01/1998         11.96              135
      970   University of Portland                                    3.375      04/01/2013         10.88              580
      138   University of Portland                                    3.000      11/01/1998         10.98              119
       68   University of Puerto Rico, Rio Piedras Campus             3.125      06/01/2000          9.17               58
    2,159   University of Puerto Rico, Rio Piedras Campus             3.000      06/01/2011          9.39            1,370
       78   University of Rhode Island                                3.000      10/01/2001          9.68               64

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1995

                          (Dollar Amounts in Thousands)
                                   (Continued)

 Outstanding                                                          Stated                      Internal        Amortized
  Principal                                                          Interest    Maturity          Rate of        Cost (Notes
   Balance                           Description                      Rate %       Date            Return %       1 and 2)
 -----------                         -----------                     --------    --------         ---------       -----------
     $123   University of Rochester                                   2.875      10/01/1998         11.04             $108
      736   University of Saint Thomas                                3.000      10/01/2019         10.41              373
      700   University of Santa Clara                                 3.125      04/01/2002         11.44              537
      315   University of Santa Clara                                 3.375      04/01/2002         11.45              243
    1,450   University of Santa Clara                                 3.625      04/01/2004         11.33            1,071
       79   University of Scranton                                    3.125      11/01/2000         10.84               64
      302   University of South Dakota                                3.500      10/01/2001          9.59              248
    1,220   University of South Florida                               3.750      07/01/2005         10.30              884
      428   University of Steubenville                                3.125      04/01/2010         10.98              265
       53   University of Tampa                                       2.875      11/01/1998         10.95               45
      185   University of Texas at Arlington                          3.000      07/01/1998          9.87              161
    1,476   University of Vermont                                     3.000      07/01/2016          8.95              882
      350   University of Vermont                                     3.375      07/01/2001          8.33              298
    1,340   University of Vermont                                     3.000      07/01/2019          9.06              754
      340   University of Washington                                  3.000      08/01/1999          8.82              294
      435   University of Washington                                  3.500      08/01/2002          9.07              352
      478   University of Washington                                  3.000      08/01/2003          9.06              371
    1,785   University Student Co-Operative Association               3.000      04/01/2019         10.70              908
      229   Ursinus College                                           3.000      10/01/2000         10.86              184
      645   Utica College                                             3.000      11/01/2009         10.53              405
            -------------- V -------------
      610   Vermont State College                                     3.000      06/01/2008          9.02              422
      303   Vermont State College                                     3.000      07/01/2014          9.30              182
    1,335   Villanova University                                      3.000      04/01/2019         10.70              681
    4,180   Vincennes University                                      3.000      06/01/2023          9.02            2,213
    3,157   Virginia Commonwealth University                          3.000      06/01/2011         10.01            1,924
    1,510   Virginia Commonwealth University                          3.000      06/01/2004         10.08            1,093
      433   Virginia Wesleyan College                                 3.000      11/01/2009         10.54              276
      245   Virginia Wesleyan College                                 3.000      11/01/2010         10.51              150
            -------------- W -------------
       48   Waldorf College                                           3.125      07/01/2000         10.97               38
      329   Waldorf College                                           3.000      07/01/2005         10.77              225
       81   Wartburg College                                          3.500      10/01/2001         10.87               64
      195   Wartburg College                                          3.750      04/01/2011         11.00              122
       27   Wartburg College                                          3.000      11/01/1996         11.13               25
       80   Washington State University                               2.750      04/01/1996         10.15               77
    1,090   Washington State University                               3.625      04/01/2004         10.02              842
      710   Washington State University                               3.750      04/01/2004         10.03              552
    1,270   Washington State University                               3.375      04/01/2003         10.02              997
      100   Washington State University                               3.000      04/01/1999         10.08               87
      304   Washington University                                     3.000      10/01/1998         11.05              268
      607   Washington University                                     3.500      10/01/2001         10.91              490
      238   Wayne State University                                    3.000      04/01/2000         11.69              208
      276   Wesley College                                            3.375      05/01/2013         10.88              166
      102   West Kern Junior College District                         3.625      04/01/2004         10.73               77
      107   West Liberty State College                                3.000      05/01/1996         11.30              103
      625   West Valley College                                       3.000      04/01/2009         10.50              404
      595   West Virginia State College                               3.000      05/01/1998         11.05              530
      324   West Virginia Wesleyan College                            2.875      05/01/2000         11.56              272
      537   West Virginia Wesleyan College                            3.000      05/01/2015         10.75              296
      659   Western Carolina University                               3.625      05/01/2003         10.75              516
      210   Western Washington University                             3.125      10/01/1998         10.18              185
      385   Western Washington University                             3.500      10/01/2001         10.18              310

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1995

                          (Dollar Amounts in Thousands)
                                   (Continued)

 Outstanding                                                          Stated                      Internal        Amortized
  Principal                                                          Interest    Maturity          Rate of        Cost (Notes
   Balance                           Description                      Rate %       Date            Return %       1 and 2)
 -----------                         -----------                     --------    --------         ---------       -----------
     $875   Western Washington University                             3.625      10/01/2004         10.18             $654
      605   Western Washington University                             3.750      10/01/2005         10.19              444
      295   Westminster College of Salt Lake                          3.000      11/01/2017         10.39              157
       77   Westmoreland Hospital Association                         3.500      07/01/2001         10.98               60
       67   Wheaton College                                           2.875      04/01/1999         11.50               59
    1,000   Wheaton College                                           3.500      04/01/2013         10.70              600
      308   Wheeling College                                          3.500      05/01/2001         11.23              236
      111   Wheeling College                                          3.000      11/01/2007         10.59               74
       33   Wheelock College                                          3.000      05/01/2011         10.23               21
      $79   Wichita State University                                  3.000      10/01/2000          9.29              $66
        3   Wilson College                                            2.750      10/01/1996         10.76                3
      915   Wittenberg University                                     3.000      05/01/2015         10.76              504
      272   Wittenberg University                                     3.000      11/01/2017         10.39              144
       65   Wooster Business College                                  3.000      03/30/2009         10.88               42
       97   Worcester Polytechnic Institute                           2.750      10/01/1997         11.04               86
      249   Worcester Polytechnic Institute                           3.375      04/01/2001         11.57              200
      864   Wright State University                                   3.000      05/01/2009          9.89              585
            -------------- Y -------------
      409   York Hospital                                             3.000      05/01/2020         10.64              207
---------                                                                                                         --------
 $302,738   Total College and University Loans                                                                    $201,099
---------
            Allowance for Possible Loan Losses                                                                         632
                                                                                                                  --------
            Net College and University Loans                                                                      $200,467
                                                                                                                  --------

            INVESTMENT AGREEMENTS (12.2%)

   $5,784   Morgan Guaranty Trust Company -
                   Liquidity Fund                                     7.750      06/01/2018          7.750          $5,784
   22,113   Morgan Guaranty Trust Company -
                   Revenue Fund                                       7.050      06/01/2018          7.050          22,113
---------                                                                                                         --------
  $27,897   Total Investment Agreements                                                                            $27,897
---------                                                                                                         --------
 $330,635   Total Investments (100.0%)                                                                            $228,364
=========                                                                                                         ========

(A) This institution has filed for bankruptcy under Chapter 11 of the Federal Bankruptcy Code. (B) This institution has been placed on nonaccrual status as more fully discribed in Note 6.

   The accompanying notes are an integral part of these financial statements.